Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Total Shareholder Return(5) ($)	Peer Group Total Shareholder Return(6) ($)	Net Income - Continuing Operations (millions)(7) ($)	Company Selected Measure: Adjusted EBITDA(8) ($)

2025	4,549,875	7,254,505	2,540,587	4,284,838	474.58	83.62	72.67	98.24
2024	3,582,394	6,831,848	1,801,336	3,809,490	330.44	91.99	55.95	84.13
2023	3,251,398	13,723,001	1,695,541	3,929,394	229.63	100.79	46.63	68.17

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Mr. Roper served as CEO, who is our PEO, for each of the years in the table.Messrs. Kirban, Burth, van Es and Baker served as non-PEO NEOs for fiscal years 2025, 2024 and 2023.
Peer Group Issuers, Footnote	The amounts shown in this column reflect the cumulative total shareholder return for each fiscal year in the table calculated in the manner prescribed by Item 201(e) of Regulation S-K and reflects the cumulative value of $100 if such amount were invested on December 31, 2021 (the last trading day of the Company’s fiscal year ended December 31, 2021) in the Nasdaq US Smart Food & Beverage Index.
PEO Total Compensation Amount	$ 4,549,875	$ 3,582,394	$ 3,251,398
PEO Actually Paid Compensation Amount	$ 7,254,505	6,831,848	13,723,001
Adjustment To PEO Compensation, Footnote	The following table provides information regarding the calculation for the CAP to Mr. Roper for fiscal year 2025:

PEO	2025 ($)

Reported Summary Compensation Table Total for PEO	4,549,875
(-) Average Reported Value of Equity Awards	-2,800,001
(+) Average Year End Fair Value of Equity Awards	3,118,653
(+/-) Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	1,434,452
(+/-) Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	951,526
(+/-) Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—
(+) Average Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	—
Compensation Actually Paid to PEO	7,254,505

Non-PEO NEO Average Total Compensation Amount	$ 2,540,587	1,801,336	1,695,541
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,284,838	3,809,490	3,929,394
Adjustment to Non-PEO NEO Compensation Footnote	The following table provides information regarding the calculation for the CAP to the non-PEO NEOs for fiscal year 2025:

Average for Non-PEO NEOs	2025 ($)

Average Reported Summary Compensation Table Total for Non-PEO NEOs	2,540,587
(-) Average Reported Value of Equity Awards	-1,045,001
(+) Average Year End Fair Value of Equity Awards	1,130,510
(+/-) Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	1,397,352
(+/-) Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	261,390
(+/-) Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—
(+) Average Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	—
Average Compensation Actually Paid to Non-PEO NEOs	4,284,838

Compensation Actually Paid vs. Total Shareholder Return
The following graph reflects the relationship between the CAP for our PEO and for the average of our non-PEO NEOs as calculated in accordance with Item 402(v) of Regulation S-K and the Company’s total shareholder return, and the total shareholder return of the Nasdaq US Smart Food & Beverage Index over the applicable measurement period.

Compensation Actually Paid vs. Net Income
The following graph reflects the relationship between the CAP for our PEO and for the average of our non-PEO NEOs as calculated in accordance with Item 402(v) of Regulation S-K and our net income calculated in accordance with GAAP over the applicable measurement period.

Compensation Actually Paid vs. Company Selected Measure
The following graph reflects the relationship between the CAP for our PEO and for the average of our non-PEO NEOs as calculated in accordance with Item 402(v) of Regulation S-K and the Company’s Adjusted EBITDA. For additional detail on the reconciliation from EBITDA to Adjusted EBITDA, see “Non-GAAP Financial Measures” on page 50 of our 2025 Annual Report; and on page 49 of our 2024 Annual Report.

Total Shareholder Return Vs Peer Group
The following graph reflects the relationship between the CAP for our PEO and for the average of our non-PEO NEOs as calculated in accordance with Item 402(v) of Regulation S-K and the Company’s total shareholder return, and the total shareholder return of the Nasdaq US Smart Food & Beverage Index over the applicable measurement period.

Tabular List, Table	Adjusted EBITDA Total Net Revenue
Total Shareholder Return Amount	$ 474.58	330.44	229.63
Peer Group Total Shareholder Return Amount	83.62	91.99	100.79
Net Income (Loss)	$ 72,670,000	$ 55,950,000	$ 46,630,000
Company Selected Measure Amount	98,240,000	84,130,000	68,170,000
PEO Name	Mr. Roper
Additional 402(v) Disclosure	The amounts shown in this column reflects the Company’s total shareholder return for each fiscal year in the table calculated in the manner prescribed by Item 201(e) of Regulation S-K and reflects the cumulative value of $100 if such amount were invested on December 31, 2021 (the last trading day of the Company’s fiscal year ended December 31, 2021) in our common stock.The amounts shown in this column are in millions and reflect Net Income – Continuing Operations attributable to the Company calculated in accordance with GAAP for each of the years shown.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	The amounts shown in this column are in millions and reflect the Company’s Adjusted EBITDA. For additional detail on the reconciliation from EBITDA to Adjusted EBITDA see “Non-GAAP Financial Measures” on page 50 of our 2025 Annual Report; and on page 50 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2025 (the "2025 Annual Report").
Measure:: 2
Pay vs Performance Disclosure
Name	Total Net Revenue
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,800,001)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,118,653
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,434,452
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	951,526
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,045,001)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,130,510
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,397,352
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	261,390
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0